PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization

	2015	2016
	RMB	RMB
Buildings	5,048,349,531	5,148,644,010
Computer equipment	534,734,639	731,530,644
Website-related equipment	377,457,565	536,705,335
Furniture and fixtures	125,609,830	178,703,320
Software	101,444,245	124,082,233
Leasehold improvements	129,401,013	115,997,785
Construction in progress	11,231,274	10,056,257
Less: accumulated depreciation and amortization	(772,268,598)	(1,253,759,503)

Total net book value	5,555,959,499	5,591,960,081